Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Small Cap Fund

January 31, 2020

ZSC-QTLY-0320
1.9881581.102

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 0.9%
Iridium Communications, Inc. (a)	4,907	$125,374
Entertainment - 0.1%
Gaia, Inc. Class A (a)	2,057	17,402
Interactive Media & Services - 0.7%
CarGurus, Inc. Class A (a)	2,317	82,601
Eventbrite, Inc. (a)	1,252	26,480
		109,081
Media - 3.2%
Cardlytics, Inc. (a)	1,968	165,155
Gray Television, Inc. (a)	7,497	152,039
Nexstar Broadcasting Group, Inc. Class A	336	40,706
Tegna, Inc.	6,170	104,273
		462,173

TOTAL COMMUNICATION SERVICES		714,030

CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.9%
Fox Factory Holding Corp. (a)	515	33,897
Standard Motor Products, Inc.	1,871	90,893
		124,790
Diversified Consumer Services - 2.5%
Afya Ltd.	1,394	41,625
Arco Platform Ltd. Class A (a)	1,445	74,967
Bright Horizons Family Solutions, Inc. (a)	252	41,260
Grand Canyon Education, Inc. (a)	784	61,372
Laureate Education, Inc. Class A (a)	4,162	86,736
OneSpaWorld Holdings Ltd.	1,659	24,902
Strategic Education, Inc.	189	30,673
		361,535
Hotels, Restaurants & Leisure - 2.2%
Churchill Downs, Inc.	541	78,110
Planet Fitness, Inc. (a)	627	50,655
SeaWorld Entertainment, Inc. (a)	1,103	38,009
Wyndham Destinations, Inc.	2,974	144,328
		311,102
Household Durables - 2.1%
Helen of Troy Ltd. (a)	580	109,649
KB Home	2,720	102,136
Taylor Morrison Home Corp. (a)	3,825	98,991
		310,776
Internet & Direct Marketing Retail - 0.2%
Revolve Group, Inc.	1,923	34,210
Leisure Products - 0.7%
Brunswick Corp.	1,682	105,714
Multiline Retail - 0.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	255	13,525
Specialty Retail - 1.4%
Aaron's, Inc. Class A	660	39,178
Five Below, Inc. (a)	181	20,493
The Children's Place Retail Stores, Inc.	546	32,580
Urban Outfitters, Inc. (a)	2,614	66,918
Williams-Sonoma, Inc.	641	44,921
		204,090
Textiles, Apparel & Luxury Goods - 1.1%
Aritzia LP (a)	1,042	19,708
Capri Holdings Ltd. (a)	900	26,964
Deckers Outdoor Corp. (a)	147	28,064
G-III Apparel Group Ltd. (a)	1,928	52,461
Steven Madden Ltd.	890	34,318
		161,515

TOTAL CONSUMER DISCRETIONARY		1,627,257

CONSUMER STAPLES - 3.2%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	36	12,830
Food & Staples Retailing - 1.8%
BJ's Wholesale Club Holdings, Inc. (a)	6,697	137,422
Grocery Outlet Holding Corp.	727	23,802
Performance Food Group Co. (a)	1,833	94,931
		256,155
Food Products - 1.2%
Darling International, Inc. (a)	1,424	38,633
Nomad Foods Ltd. (a)	4,473	90,265
Post Holdings, Inc. (a)	366	38,273
		167,171
Personal Products - 0.1%
BellRing Brands, Inc. Class A (a)	928	20,082

TOTAL CONSUMER STAPLES		456,238

ENERGY - 1.3%
Energy Equipment & Services - 0.4%
Oil States International, Inc. (a)	3,528	38,032
ShawCor Ltd. Class A	2,601	20,676
		58,708
Oil, Gas & Consumable Fuels - 0.9%
Ovintiv, Inc.	623	9,707
PDC Energy, Inc. (a)	916	19,776
Viper Energy Partners LP	4,504	98,232
		127,715

TOTAL ENERGY		186,423

FINANCIALS - 18.6%
Banks - 8.2%
Associated Banc-Corp.	5,495	109,515
BOK Financial Corp.	1,039	81,977
Camden National Corp.	670	31,664
First Citizens Bancshares, Inc.	398	209,675
Heartland Financial U.S.A., Inc.	893	43,677
Hilltop Holdings, Inc.	3,735	84,560
PacWest Bancorp	714	25,026
Popular, Inc.	3,422	191,495
Trico Bancshares	3,679	133,916
Umpqua Holdings Corp.	5,688	96,127
United Community Bank, Inc.	4,093	114,277
Wintrust Financial Corp.	905	57,268
		1,179,177
Capital Markets - 3.7%
Apollo Global Management LLC Class A	648	30,663
BrightSphere Investment Group, Inc.	7,000	64,470
Donnelley Financial Solutions, Inc. (a)	2,560	23,194
Hamilton Lane, Inc. Class A	380	24,681
Lazard Ltd. Class A	3,881	162,847
LPL Financial	1,450	133,589
Morningstar, Inc.	610	95,703
		535,147
Consumer Finance - 1.0%
Encore Capital Group, Inc. (a)	2,785	94,551
First Cash Financial Services, Inc.	625	54,356
		148,907
Diversified Financial Services - 0.7%
Cannae Holdings, Inc. (a)	1,253	50,947
ECN Capital Corp.	13,084	55,365
		106,312
Insurance - 3.7%
Axis Capital Holdings Ltd.	1,310	84,168
Enstar Group Ltd. (a)	863	168,535
First American Financial Corp.	1,268	78,591
Old Republic International Corp.	4,595	103,617
Primerica, Inc.	813	96,389
		531,300
Thrifts & Mortgage Finance - 1.3%
Essent Group Ltd.	1,030	51,098
WSFS Financial Corp.	3,561	142,048
		193,146

TOTAL FINANCIALS		2,693,989

HEALTH CARE - 16.1%
Biotechnology - 5.4%
Acceleron Pharma, Inc. (a)	799	72,533
Agios Pharmaceuticals, Inc. (a)	351	17,104
Allakos, Inc. (a)	308	22,238
Aprea Therapeutics, Inc.	775	29,714
Arena Pharmaceuticals, Inc. (a)	459	20,972
Argenx SE ADR (a)	427	61,612
Ascendis Pharma A/S sponsored ADR (a)	511	69,036
Aurinia Pharmaceuticals, Inc. (a)	780	14,274
Blueprint Medicines Corp. (a)	505	32,042
Deciphera Pharmaceuticals, Inc. (a)	354	22,171
FibroGen, Inc. (a)	1,072	44,863
G1 Therapeutics, Inc. (a)	380	7,357
Global Blood Therapeutics, Inc. (a)	947	61,801
Gritstone Oncology, Inc. (a)	667	5,910
Insmed, Inc. (a)	951	19,534
Iovance Biotherapeutics, Inc. (a)	1,003	21,805
Kura Oncology, Inc. (a)	794	9,322
Mirati Therapeutics, Inc. (a)	84	7,294
Momenta Pharmaceuticals, Inc.(a)	1,126	32,677
Morphic Holding, Inc.	564	11,336
Morphosys AG (a)	194	24,356
Natera, Inc. (a)	775	27,133
Neurocrine Biosciences, Inc. (a)	315	31,525
Sarepta Therapeutics, Inc. (a)	338	39,194
TG Therapeutics, Inc. (a)	1,694	24,072
Turning Point Therapeutics, Inc.	580	33,930
Zymeworks, Inc. (a)	379	16,540
		780,345
Health Care Equipment & Supplies - 3.7%
Cerus Corp. (a)	987	3,958
CONMED Corp.	426	43,316
Haemonetics Corp. (a)	254	27,277
Hill-Rom Holdings, Inc.	539	57,398
Insulet Corp. (a)	882	171,143
Integer Holdings Corp. (a)	422	36,039
Masimo Corp. (a)	455	77,623
Novocure Ltd. (a)	809	65,901
Tandem Diabetes Care, Inc. (a)	270	20,531
TransMedics Group, Inc.	1,336	23,393
ViewRay, Inc. (a)	4,320	13,478
		540,057
Health Care Providers & Services - 2.6%
1Life Healthcare, Inc. (a)	1,384	30,545
Chemed Corp.	117	54,644
Encompass Health Corp.	384	29,580
LHC Group, Inc. (a)	747	108,875
Molina Healthcare, Inc. (a)	411	50,541
Premier, Inc. (a)	2,300	79,971
Progyny, Inc. (a)	586	16,291
		370,447
Health Care Technology - 1.9%
Cegedim SA (a)	3,137	105,416
Health Catalyst, Inc.	443	14,464
HMS Holdings Corp. (a)	949	25,927
Inovalon Holdings, Inc. Class A (a)	2,713	54,965
Phreesia, Inc.	1,683	52,173
Teladoc Health, Inc. (a)	271	27,563
		280,508
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	257	23,487
Bruker Corp.	591	29,237
ICON PLC (a)	452	76,216
Repligen Corp. (a)	199	19,978
		148,918
Pharmaceuticals - 1.5%
Arvinas Holding Co. LLC (a)	527	25,538
Horizon Pharma PLC (a)	794	27,385
Perrigo Co. PLC	2,089	119,157
Theravance Biopharma, Inc. (a)	598	16,672
Zogenix, Inc. (a)	387	19,493
		208,245

TOTAL HEALTH CARE		2,328,520

INDUSTRIALS - 14.3%
Aerospace & Defense - 2.2%
HEICO Corp. Class A	282	27,114
Huntington Ingalls Industries, Inc.	140	36,540
Moog, Inc. Class A	2,307	206,730
Teledyne Technologies, Inc. (a)	150	54,759
		325,143
Airlines - 0.3%
SkyWest, Inc.	709	39,116
Building Products - 0.3%
Armstrong World Industries, Inc.	450	45,149
Commercial Services & Supplies - 0.5%
Knoll, Inc.	1,620	40,111
Tetra Tech, Inc.	387	33,127
		73,238
Construction & Engineering - 2.7%
AECOM (a)	3,267	157,567
Argan, Inc.	2,649	111,549
Dycom Industries, Inc. (a)	790	31,932
MasTec, Inc. (a)	1,497	86,452
		387,500
Electrical Equipment - 2.2%
Atkore International Group, Inc. (a)	901	35,770
Generac Holdings, Inc. (a)	1,350	139,847
Regal Beloit Corp.	1,861	146,014
		321,631
Machinery - 3.1%
Allison Transmission Holdings, Inc.	999	44,156
ITT, Inc.	1,005	67,415
Luxfer Holdings PLC sponsored	4,932	78,665
Rational AG	46	34,666
SPX Flow, Inc. (a)	3,089	135,113
Toro Co.	374	29,927
Woodward, Inc.	529	61,528
		451,470
Marine - 0.2%
SITC International Holdings Co. Ltd.	21,233	25,011
Professional Services - 1.6%
ASGN, Inc. (a)	511	34,590
CBIZ, Inc. (a)	1,546	41,742
Clarivate Analytics PLC (a)	1,121	22,599
Exponent, Inc.	659	47,955
FTI Consulting, Inc. (a)	763	91,606
		238,492
Road & Rail - 0.8%
Schneider National, Inc. Class B	5,006	111,484
Trading Companies & Distributors - 0.4%
GMS, Inc. (a)	1,255	33,534
Titan Machinery, Inc. (a)	2,140	26,129
		59,663

TOTAL INDUSTRIALS		2,077,897

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 0.4%
CommScope Holding Co., Inc. (a)	3,600	43,866
ViaSat, Inc. (a)	223	14,194
		58,060
Electronic Equipment & Components - 3.1%
Fabrinet (a)	847	53,395
Itron, Inc. (a)	666	54,446
Jabil, Inc.	1,264	49,157
National Instruments Corp.	300	13,389
SYNNEX Corp.	1,170	161,179
TTM Technologies, Inc. (a)	5,528	79,548
Zebra Technologies Corp. Class A (a)	157	37,526
		448,640
IT Services - 6.2%
Black Knight, Inc. (a)	593	39,684
Booz Allen Hamilton Holding Corp. Class A	597	46,590
CACI International, Inc. Class A (a)	412	110,185
Computer Services, Inc.	2,135	106,835
Conduent, Inc. (a)	6,100	26,108
EPAM Systems, Inc. (a)	182	41,521
Euronet Worldwide, Inc. (a)	153	24,119
Fastly, Inc. Class A	329	7,406
Genpact Ltd.	1,192	52,770
KBR, Inc.	2,846	77,411
Maximus, Inc.	238	17,077
MongoDB, Inc. Class A (a)	243	39,830
Perspecta, Inc.	3,900	109,473
Unisys Corp. (a)	8,370	81,273
Verra Mobility Corp. (a)	7,145	113,820
		894,102
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Energy Industries, Inc. (a)	466	32,592
Ambarella, Inc. (a)	406	24,011
Cabot Microelectronics Corp.	134	19,498
Cirrus Logic, Inc. (a)	951	73,046
Enphase Energy, Inc. (a)	702	22,127
Entegris, Inc.	566	29,296
		200,570
Software - 4.0%
2U, Inc. (a)	488	9,667
BlackLine, Inc. (a)	461	28,199
Ceridian HCM Holding, Inc. (a)	772	56,580
Cornerstone OnDemand, Inc. (a)	559	32,869
DocuSign, Inc. (a)	474	37,214
Elastic NV (a)	538	34,905
Everbridge, Inc. (a)	446	40,425
Five9, Inc. (a)	468	33,570
HubSpot, Inc. (a)	228	41,254
j2 Global, Inc.	201	19,268
Lightspeed POS, Inc. (a)	1,605	52,150
LivePerson, Inc. (a)	1,248	51,180
Nuance Communications, Inc. (a)	768	14,531
Pegasystems, Inc.	311	26,811
Pluralsight, Inc. (a)	1,085	21,038
PROS Holdings, Inc. (a)	679	40,740
ShotSpotter, Inc. (a)	328	9,004
Workiva, Inc. (a)	772	35,118
		584,523
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	407	18,164

TOTAL INFORMATION TECHNOLOGY		2,204,059

MATERIALS - 2.6%
Chemicals - 1.3%
Intrepid Potash, Inc. (a)	10,150	24,157
Livent Corp. (a)	7,430	69,916
Olin Corp.	6,252	92,967
		187,040
Containers & Packaging - 1.3%
Ardagh Group SA	6,138	117,113
Avery Dennison Corp.	127	16,667
Crown Holdings, Inc. (a)	337	24,948
Graphic Packaging Holding Co.	2,074	32,417
		191,145

TOTAL MATERIALS		378,185

REAL ESTATE - 5.9%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Americold Realty Trust	1,638	56,462
Clipper Realty, Inc.	3,575	38,110
Corporate Office Properties Trust (SBI)	5,334	158,793
Essential Properties Realty Trust, Inc.	1,444	39,869
Four Corners Property Trust, Inc.	1,279	38,741
Lexington Corporate Properties Trust	8,200	90,774
Outfront Media, Inc.	2,110	62,751
Potlatch Corp.	3,064	131,752
Terreno Realty Corp.	535	30,634
		647,886
Real Estate Management & Development - 1.4%
Cushman & Wakefield PLC (a)	5,321	102,270
DIC Asset AG	5,578	104,548
		206,818

TOTAL REAL ESTATE		854,704

UTILITIES - 2.9%
Electric Utilities - 1.7%
IDACORP, Inc.	410	45,998
Portland General Electric Co.	3,297	202,766
		248,764
Gas Utilities - 1.2%
ONE Gas, Inc.	833	78,719
Spire, Inc.	1,088	91,740
		170,459

TOTAL UTILITIES		419,223

TOTAL COMMON STOCKS
(Cost $12,483,798)		13,940,525

Convertible Preferred Stocks - 0.5%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
REVOLUTION Medicines, Inc. Series C (b)(c)	2,823	5,815
INDUSTRIALS - 0.1%
Road & Rail - 0.1%
Convoy, Inc. Series D (b)(c)	1,249	16,911
INFORMATION TECHNOLOGY - 0.4%
Software - 0.4%
Compass, Inc.:
Series E (a)(b)(c)	26	4,108
Series F (a)(b)(c)	310	47,823
		51,931
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $61,237)		74,657
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.51% 4/9/20 (d)
(Cost $9,972)	10,000	9,972
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund 1.58% (e)
(Cost $361,678)	361,606	361,678
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $12,916,685)		14,386,832
NET OTHER ASSETS (LIABILITIES) - 0.7%		97,427
NET ASSETS - 100%		$14,484,259

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	March 2020	$80,735	$(1,764)	$(1,764)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $74,657 or 0.5% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,473

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$1,754
Compass, Inc. Series F	10/22/18	$36,757
Convoy, Inc. Series D	10/30/19	$16,911
REVOLUTION Medicines, Inc. Series C	6/3/19	$5,815

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,527
Total	$1,527

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.